COMMITMENTS AND CONTINGENCIES - Summary of Contractual Obligation Fiscal Year Maturity Schedule (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Commitments and Contingencies Disclosure [Abstract]
Inventory purchases related to purchase obligation	$ 346	$ 0	$ 4,088	$ 2,027